UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   NOVEMBER 14, 2012

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: 91,288  (x$1000)



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105     5487   500256 SH       SOLE                   500256
ALLETE INC                     COM              018522300     4642   111215 SH       SOLE                   111215
AVISTA CORP                    COM              05379B107     1545    60010 SH       SOLE                    60010
CMS ENERGY CORP                COM              125896100     8737   371000 SH       SOLE                   371000
CALPINE CORP                   COM              131347304     3825   221122 SH       SOLE                   221122
CLECO CORPORATION              COM              12561W105     4846   115431 SH       SOLE                   115431
DOMINION RESOURCES             COM              25746U109     9090   171698 SH       SOLE                   171698
EDISON INTERNATIONAL           COM              281020107     6239   136563 SH       SOLE                   136563
ENBRIDGE INC                   COM              29250N105     6480   166025 SH       SOLE                   166025
GREAT PLAINS ENERGY INC        COM              391164100     4337   194846 SH       SOLE                   194846
JPMORGAN ALERIAN    ALERIAN ML ETN              46625H365     3681    91045 SH       SOLE                    91045
KINDER MORGAN INC              COM              49456B101     6545   184255 SH       SOLE                   184255
NEXTERA ENERGY INC             COM              65339F101     1013    14400 SH       SOLE                    14400
NRG ENERGY INC                 COM              629377508     2471   115536 SH       SOLE                   115536
OGE ENERGY CORP                COM              670837103     3389    61100 SH       SOLE                    61100
ONEOK INC                      COM              682680103     1971    40807 SH       SOLE                    40807
PEPCO HOLDINGS INC             COM              713291102     1506    79663 SH       SOLE                    79663
QUESTAR CORP                   COM              748356102     5732   281996 SH       SOLE                   281996
SEMPRA ENERGY                  COM              816851109     8609   133491 SH       SOLE                   133491
UNITIL CORP                    COM              913259107     1141    41930 SH       SOLE                    41930

